June 16, 2020

Securities and Exchange Commission

Division of Investment Management

Insured Investments Office

100 F Street NE

Washington, DC 20549

Re:	AIM ETF Products Trust, on behalf of
AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF (together, the “Funds”)
File Nos. 333-235734 and 811-23504

Dear Sir/Madam:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on May 26, 2020, on behalf of the funds pursuant to Rule 497(c) (Accession No. 0001137439-20-000298), which is incorporated by reference into this Rule 497 Document.

The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please contact the undersigned.

Sincerely,

AIM ETF Products Trust

By: /s/ Erik Nelson

_________________________

Erik Nelson, Secretary

763/765-7453

Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life

Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)

and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

ETF Return Profile
Positive S&P 500 Price Index Performance
Cap Level
0%
-10%
-20%
-30%
-40%
-50%
-60%
-70%
-80%
-90%
-100%
-100% -90% -80% -70% -60% -50% -40% -30% -20% -10% 0%
S&P 500 Price Index
Fund Return Profile (gross)

Very Negative Scenario (buffer exceeded)
Negative Scenario (buffer exceeded)
Negative Scenario (within buffer)
Positive Scenario (within cap)
Positive Scenario (cap exceeded)
Positive S&P 500 Price Index Performance
Cap Level
Targeted 10% Buffer Level
-10%
-20%
-30%
-40%
-50%
-60%
-70%
-80%
-90%
-100%
-100%
-90%
-50%
-40%
-10%
0%
S&P 500 Price Index
Fund (gross)

ETF Return Profile
Positive S&P 500 Price Index Performance
Cap Level
0%
-100%
-90%
-80%
-70%
-60%
-50%
-40%
-30%
-20%
-10%
0%
-10%
-20%
-30%
-40%
-50%
-60%
-70%
-80%
-90%
-100%
S&P 500 Price Index
Fund Return Profile (gross)

Very Negative Scenario (buffer exceeded)
Negative Scenario (buffer exceeded)
Negative Scenario (within buffer)
Positive Scenario (within cap)
Positive Scenario (cap exceeded)
Positive S&P 500 Price Index Performance
Cap Level
Targeted 20% Buffer Level
0%
-10%
-20%
-30%
-40%
-50%
-60%
-70%
-80%
-90%
-100%
S&P 500 Price Index
Fund (gross)